UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552
                                                     ---------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           270 Park Avenue, 24th Floor
                               New York, NY 10017
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                          Willkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2010
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.




                                                       FINANCIAL STATEMENTS


                                                 For the year ended March 31, 2010

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                        Financial Statements
                                                 For the year ended March 31, 2010



                                                              CONTENTS

Report of Independent Registered Public Accounting Firm.........................................................................1

Schedule of Investments.........................................................................................................2

Statement of Assets, Liabilities and Members' Capital...........................................................................5

Statement of Operations.........................................................................................................6

Statements of Changes in Members' Capital.......................................................................................7

Statement of Cash Flows.........................................................................................................8

Financial Highlights............................................................................................................9

Notes to Financial Statements...................................................................................................10

Directors and Officers Biographical Data........................................................................................22

Supplemental Disclosure (unaudited).............................................................................................27

(PRICEWATERHOUSECOOPERS LOGO)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  |
                                                                                                  |  PRICEWATERHOUSECOOPERS LLP
                                                                                                  |  PricewaterhouseCoopers Center
                                                                                                  |  300 Madison Avenue
                                                                                                  |  New York NY 10017
                                                                                                  |  Telephone (646) 471 3000
                                                                                                  |  Facsimile (813) 286 6000



                                      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of J.P. Morgan Multi-Strategy Fund, L.L.C.:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") at March 31, 2010, the
results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2010 by correspondence with the investment funds, provide a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS LLP)
PricewaterhouseCoopers LLP
New York, New York
May 28, 2010

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                      Schedule of Investments
                                                           March 31, 2010


                                                                                                       % OF
                                                                                                       ----
                                                                                                     MEMBERS'
                                                                                                     --------
STRATEGY                      INVESTMENT FUND                               COST        FAIR VALUE    CAPITAL   LIQUIDITY   FOOTNOTE
--------                      ---------------                               ----        ----------    -------   ---------   --------

Credit                        Aurelius Capital Partners Fund, L.P.     $    4,800,000 $    5,458,255   3.23%  Semi-Annually
Credit                        Caspian Capital Partners, L.P.                5,400,000      6,260,298   3.70%    Quarterly
Credit                        Centar Select, L.P.                           2,813,619      2,879,401   1.70%                   (A)
Credit                        Good Hill Partners Fund, L.P.                 1,574,790      1,683,002   1.00%  Semi-Annually
Credit                        Knighthead Domestic Fund, L.P.                3,800,000      4,332,653   2.56%    Quarterly
Credit                        Marathon Credit Opportunity Fund, L.P.        2,500,000      2,552,190   1.51%    Quarterly
Credit                        Orchard Centar, L.P.                            778,589        793,419   0.47%    Quarterly
Credit                        Plainfield 2009 Liquidating LLC               2,202,402      1,905,307   1.13%                   (A)
Credit                        Strategic Value Restructuring Fund, L.P.      2,005,150      1,169,894   0.70%   Side Pocket
Credit                        SVRF (Onshore) Holdings LLC                   1,223,615      1,338,163   0.79%                   (A)
Credit                        Waterfall Eden Fund, L.P.                     4,726,129      3,821,910   2.26%    Quarterly
Credit                        Waterfall Victoria Fund, L.P.                 1,317,122      1,494,067   0.88%  Semi-Annually
                                                                       --------------  ------------- --------
                              TOTAL                                        33,141,416     33,688,559  19.93%
                                                                       --------------  ------------- --------

Long/Short Equities           Black Bear Fund I, L.P.                       1,642,988      1,157,356   0.68%                   (A)
Long/Short Equities           Broadway Gate Onshore Fund, L.P.              3,100,000      3,275,323   1.94%    Quarterly
Long/Short Equities           Deerfield Partners, L.P.                      7,182,911      9,945,404   5.89%  Semi-Annually
Long/Short Equities           Eastern Advisor, L.P.                           322,253        730,496   0.43%   Side Pocket
Long/Short Equities           Egerton Capital Partners, L.P.                3,893,745      4,561,725   2.70%    Quarterly
Long/Short Equities           Geosphere Fund, L.P.                          2,400,000      2,488,931   1.47%    Quarterly
Long/Short Equities           Glenview Institutional Partners, L.P.         3,741,772      4,195,138   2.48%    Quarterly
Long/Short Equities           Pelham Long/Short Fund, L.P.                  4,800,000      5,256,770   3.11%     Monthly
Long/Short Equities           Pennant Windward Fund, L.P.                   4,332,975      5,141,160   3.04%    Quarterly
Long/Short Equities           PMA Prospect US Feeder Fund, LLC                230,072        227,624   0.14%                   (A)
Long/Short Equities           ValueAct Capital Partners, L.P.               4,180,871      4,458,860   2.64%     Annually
                                                                       --------------  ------------- --------
                              TOTAL                                        35,827,587     41,438,787  24.52%
                                                                       --------------  ------------- --------

Merger Arbitrage/Event Driven Apollo Asia Opportunity Fund, L.P.            1,095,696      1,267,166   0.75%   Side Pocket
Merger Arbitrage/Event Driven Deephaven Event Fund LLC                        553,470        145,941   0.09%                   (A)
Merger Arbitrage/Event Driven Paulson Partners Enhanced, L.P.               5,000,000      5,664,232   3.35%  Semi-Annually
Merger Arbitrage/Event Driven Senator Global Opportunity Fund, L.P.         4,000,000      4,666,181   2.76%    Quarterly
Merger Arbitrage/Event Driven Taconic Opportunity Fund, L.P.                3,423,497      3,623,548   2.14%    Quarterly
Merger Arbitrage/Event Driven Tyrus Capital Event Fund, L.P.                3,600,000      3,772,223   2.23%    Quarterly
                                                                       --------------  ------------- --------
                              TOTAL                                        17,672,663     19,139,291  11.32%
                                                                       --------------  ------------- --------

Opportunistic/Macro           Brevan Howard, L.P.                           4,602,411      6,475,124   3.83%     Monthly
Opportunistic/Macro           Discuss Feeder Partners Ltd.                  3,391,867      3,482,443   2.06%     Monthly
Opportunistic/Macro           Hawker Capital Harrier Fund, L.P.             3,500,000      3,415,948   2.02%    Quarterly
Opportunistic/Macro           Red Kite Metals Fund, LLC                     2,725,919      2,081,795   1.23%    Quarterly
Opportunistic/Macro           The Blenheim Fund, LLC                        3,300,000      3,339,684   1.98%     Monthly
                                                                       --------------  ------------- --------
                              TOTAL                                        17,520,197     18,794,994  11.12%
                                                                       --------------  ------------- --------

Relative Value                BAM Opportunity Fund SPV, LLC                   258,000        328,705   0.19%                   (A)
Relative Value                BAM Opportunity Fund, L.P.                    3,574,087      3,682,782   2.18%    Quarterly
Relative Value                Black River Commodity Multi-Strategy
                                 Fund, LLC                                    822,886        890,046   0.53%   Side-Pocket
Relative Value                Chestnut Fund Ltd.                              232,650        311,550   0.18%                   (A)
Relative Value                D.E. Shaw Composite Fund, LLC                 5,049,424      5,771,180   3.41%    Quarterly
Relative Value                D.E. Shaw Oculus Fund, LLC                    2,664,098      5,623,817   3.33%    Quarterly
Relative Value                DKR Sound Shore Oasis Fund, L.P.                438,095        595,358   0.35%                   (A)
Relative Value                Evolution M Fund, L.P.                        1,582,092      1,494,314   0.88%                   (A)
Relative Value                Hudson Bay Fund, L.P.                         3,770,187      5,941,837   3.52%    Quarterly
Relative Value                Magnetar Capital Fund, L.P.                     768,431        445,107   0.26%   Side-Pocket
Relative Value                Magnetar Risk Linked Fund (US) Ltd.           2,274,484      2,282,639   1.35%                   (A)
Relative Value                Magnetar SPV LLC                                659,911        744,733   0.44%                   (A)
Relative Value                Magnetar Structured Credit Fund, L.P.         4,400,000      4,925,789   2.91%    Quarterly




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  2

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                Schedule of Investments (continued)
                                                           March 31, 2010


                                                                                                       % OF
                                                                                                       ----
                                                                                                     MEMBERS'
                                                                                                     --------
STRATEGY                      INVESTMENT FUND                               COST        FAIR VALUE    CAPITAL   LIQUIDITY   FOOTNOTE
--------                      ---------------                               ----        ----------    -------   ---------   --------
Relative Value                QVT Associates II Holdings Ltd.          $      275,031 $      299,076   0.18%                   (A)
Relative Value                QVT Associates II, L.P.                       7,198,439      7,033,403   4.18%    Quarterly
Relative Value                Tenor Opportunity Fund Ltd.                   5,000,000      5,432,719   3.21%    Quarterly
Relative Value                Viridian Fund, L.P.                           4,934,717      4,726,349   2.80%    Quarterly
Relative Value                Whiteside Energy Domestic L.P.                2,862,704      3,658,231   2.16%    Quarterly
                                                                       --------------  ------------- --------
                              TOTAL                                        46,765,236     54,187,635  32.06%
                                                                       --------------  ------------- --------

Short Selling                 Copper River Partners, L.P.                     430,853        114,049   0.07%                   (A)
Short Selling                 Icarus Partners, L.P.                         3,000,000      1,705,212   1.01%    Quarterly
Short Selling                 Kingsford Capital Partners, L.P.              1,420,224      1,322,148   0.78%    Quarterly
                                                                       --------------  ------------- --------
                              TOTAL                                         4,851,077      3,141,409   1.86%
                                                                       --------------  ------------- --------
                              TOTAL INVESTMENTS                        $  155,778,176    170,390,675 100.81%
                                                                                       =============
                              Other Assets, less Other Liabilities                       (1,371,597)  (0.81)%
                                                                                       ------------- --------
                              MEMBERS' CAPITAL                                        $  169,019,078 100.00%
                                                                                       ============= ========


(A)  Investment Fund is in liquidation.




































THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  3

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                Schedule of Investments (continued)
                                                           March 31, 2010








                                      INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS



                                                            (PIE CHART)

                                            Credit                          19.77%
                                            Long/Short Equities             24.33%
                                            Merger Arbitrage/Event Driven   11.23%
                                            Opportunistic/Macro             11.03%
                                            Relative Value                  31.80%
                                            Short Selling                    1.84%







None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  4

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                       Statement of Assets, Liabilities and Members' Capital
                                                           March 31, 2010



ASSETS
Investments in investment funds, at fair value (cost $155,778,176)                                                 $   170,390,675
Cash and cash equivalents                                                                                                2,594,023
Receivable for investment funds sold                                                                                     9,173,556
Prepaid fees                                                                                                                47,892
Interest receivable                                                                                                            227
                                                                                                                   ----------------
      TOTAL ASSETS                                                                                                     182,206,373
                                                                                                                   ----------------



LIABILITIES
Tender offer proceeds payable                                                                                           10,478,427
Loan payable                                                                                                             1,850,000
Management Fees and Manager Administrative Services fees payable                                                           412,417
Professional fees payable                                                                                                  349,479
Administration fees payable                                                                                                 84,401
Other accrued expenses                                                                                                      12,571
                                                                                                                   ----------------
      TOTAL LIABILITIES                                                                                                 13,187,295
                                                                                                                   ----------------


MEMBERS' CAPITAL                                                                                                   $   169,019,078
                                                                                                                   ================























THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  5

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                      Statement of Operations
                                                 For the year ended March 31, 2010

INVESTMENT INCOME
Interest                                                                                                          $          6,721
                                                                                                                  -----------------

EXPENSES
Management Fees and Manager Administrative Services Fees                                                                 2,599,060
Professional fees                                                                                                          389,773
Administration fees                                                                                                        361,893
Insurance                                                                                                                   82,100
Credit facility fees                                                                                                        47,348
Interest                                                                                                                    46,204
Directors fees                                                                                                              30,604
Custodian fees                                                                                                              15,013
Other expenses                                                                                                              18,117
                                                                                                                  -----------------
     Total expenses                                                                                                      3,590,112
                                                                                                                  -----------------


     NET INVESTMENT LOSS                                                                                                (3,583,391)
                                                                                                                  -----------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENT FUND TRANSACTIONS
Net realized loss from investment fund transactions                                                                     (1,631,806)
Net change in unrealized appreciation on investment funds                                                               21,807,758
                                                                                                                  -----------------

     Net realized and unrealized gain from investment fund transactions                                                 20,175,952
                                                                                                                  -----------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                          $     16,592,561
                                                                                                                  =================




















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  6

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                              Statement of Changes in Members' Capital
                                                 For the year ended March 31, 2010

                                                                             MANAGING      SPECIAL        OTHER
                                                                              MEMBER       MEMBERS       MEMBERS         TOTAL
                                                                           -----------  ------------  -------------  -------------

FROM INVESTMENT ACTIVITIES
 Net investment loss                                                       $     (213)  $    (1,464)  $ (3,581,714)  $ (3,583,391)
 Net realized gain/(loss) from investment fund transactions                       (72)        1,926     (1,633,660)    (1,631,806)
 Net change in unrealized appreciation on investment funds                      1,260         5,915     21,800,583     21,807,758
 Performance allocation                                                            --       158,575       (158,575)            --
                                                                           -------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          975       164,952     16,426,634     16,592,561

FROM MEMBERS' CAPITAL TRANSACTIONS
 Capital contributions                                                             --            --     11,331,000     11,331,000
 Repurchase fee                                                                     2             9         31,377         31,388
 Capital redemptions                                                               --      (117,765)   (39,258,255)   (39,376,020)
                                                                           -------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL
 TRANSACTIONS                                                                       2      (117,756)   (27,895,878)   (28,013,632)
                                                                           -------------------------------------------------------
NET CHANGE IN MEMBERS' CAPITAL                                                    977        47,196    (11,469,244)   (11,421,071)
   MEMBERS' CAPITAL AT APRIL 1, 2009                                           10,457        43,165    180,386,527    180,440,149
                                                                           -------------------------------------------------------

   MEMBERS' CAPITAL AT MARCH 31, 2010                                      $   11,434   $    90,361   $168,917,283   $169,019,078
                                                                           =======================================================



                                                 For the year ended March 31, 2009

                                                                             MANAGING      SPECIAL        OTHER
                                                                              MEMBER       MEMBERS       MEMBERS         TOTAL
                                                                           -----------  ------------  -------------  -------------

FROM INVESTMENT ACTIVITIES
 Net investment loss                                                       $     (205)  $      (848)  $ (3,281,070)  $ (3,282,123)
 Net realized loss from investment fund transactions                             (174)         (720)    (3,665,030)    (3,665,924)
 Net change in unrealized depreciation on investment funds                     (1,817)       (7,500)   (30,155,097)   (30,164,414)
                                                                           -------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                       (2,196)       (9,068)   (37,101,197)   (37,112,461)



FROM MEMBERS' CAPITAL TRANSACTIONS
 Capital contributions                                                              -             -     87,511,300     87,511,300
 Repurchase fee                                                                     -             -          3,187          3,187
 Capital redemptions                                                                -             -    (18,777,692)   (18,777,692)
                                                                           -------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM CAPITAL TRANSACTIONS                                                         -             -     68,736,795     68,736,795
                                                                           -------------------------------------------------------
NET CHANGE IN MEMBERS' CAPITAL                                                 (2,196)       (9,068)    31,635,598     31,624,334
   MEMBERS' CAPITAL AT APRIL 1, 2008                                           12,653        52,233    148,750,929    148,815,815
                                                                           -------------------------------------------------------

   MEMBERS' CAPITAL AT MARCH 31, 2009                                      $   10,457   $    43,165   $180,386,527   $180,440,149
                                                                           =======================================================

















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  7

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                                      Statement of Cash Flows
                                                 For the year ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' capital derived from operations                                                          $   16,592,561
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
   Purchases of investment funds                                                                                     (81,682,156)
   Proceeds from disposition of investment funds                                                                      77,263,707
   Net realized loss on investment fund transactions                                                                   1,631,806
   Net change in unrealized appreciation from investment funds                                                       (21,807,758)
   Decrease in interest receivable                                                                                         1,315
   Decrease in investments paid in advance                                                                             9,800,000
   Decrease in receivable for investment funds sold                                                                    1,121,169
   Decrease in Management Fees and Manager Administrative Services fees payable                                          (15,630)
   Increase in administration fees payable                                                                                25,207
   Increase in professional fees payable                                                                                  93,944
   Decrease in other accrued expenses                                                                                    (10,833)
                                                                                                                  ---------------

   NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                           3,013,332
                                                                                                                  ---------------


CASH FLOWS FROM FINANCING ACTIVITIES

Capital contributions, including change in contributions received in advance                                          10,397,388
Capital redemptions, including change in tender offer proceeds payable                                               (33,059,749)
Proceeds from loan                                                                                                     7,450,000
Principle payment on loan                                                                                             (5,600,000)
                                                                                                                  ---------------

   NET CASH USED IN FINANCING ACTIVITIES                                                                             (20,812,361)
                                                                                                                  ---------------

NET DECREASE IN CASH                                                                                                 (17,799,029)
Cash and cash equivalents at beginning of year                                                                        20,393,052
                                                                                                                  ---------------
Cash and cash equivalents at end of year                                                                          $    2,594,023
                                                                                                                  ===============


SUPPLEMENTAL CASH FLOW INFORMATION

Cash paid during the year for interest                                                                            $       42,787
                                                                                                                  ===============















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  8

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.



                                                        Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------


RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member.

                                                             FOR THE YEARS ENDED MARCH 31
                                                             ----------------------------
                                       2010             2009             2008             2007             2006
                                       ----             ----             ----             ----             ----
TOTAL RETURN BEFORE PERFORMANCE
 ALLOCATION                                9.32%         (17.36%)            5.18%            6.33%            8.96%
PERFORMANCE ALLOCATION                   (0.09%)           0.00%           (0.23%)          (0.18%)          (0.42%)
                                  --------------   --------------   --------------   --------------   --------------
TOTAL RETURN AFTER PERFORMANCE
 ALLOCATION                                9.23%         (17.36%)            4.95%            6.15%            8.54%



RATIOS TO AVERAGE NET ASSETS:

   Expenses, before waivers(a)             1.94%            1.87%            1.82%            1.85%            2.30%
   Expenses, net of waivers(a)             1.94%            1.87%            1.82%            1.85%            2.20%
   Performance allocation                  0.09%            0.00%            0.24%            0.20%            0.45%
                                  --------------   --------------   --------------   --------------   --------------
                                           2.03%            1.87%            2.06%            2.05%            2.65%


   Net investment loss, before
     waivers(a)                          (1.94%)          (1.82%)          (1.68%)          (1.61%)          (2.19%)
   Net investment loss, net of
     waivers(a)                          (1.94%)          (1.82%)          (1.68%)          (1.61%)          (2.09%)


   Portfolio turnover rate                44.97%           23.76%           20.89%           34.88%           38.28%


Net Assets applicable to Other
   Members                        $  168,917,283   $  180,386,527   $  148,750,929   $  156,904,281   $  127,184,066


(a)  The Investment Manager and PNC Global Investment Servicing (U.S.), Inc. waived fees and expenses for the year ended March 31,
     2006.



THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM
THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS. HOWEVER, TOTAL RETURNS TAKE INTO ACCOUNT
ALL EXPENSES.





















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                                                  9

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statement March 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------


1. ORGANIZATION

J.P. Morgan  Multi-Strategy  Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the  State of  Delaware  and is  registered  under the  Investment  Company  Act of 1940  (the  "1940  Act"),  as a  closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among  professionally  selected  investment funds ("Investment
Funds") that are managed by experienced  third-party  investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan  Alternative Asset Management,  Inc. (the "Investment  Manager"),  a corporation  formed under the laws of the State of
Delaware and an affiliate of JPMorgan  Chase & Co.  ("JPMorgan  Chase"),  is  responsible  for the  allocation of assets to various
Investment  Funds,  subject to policies  adopted by the Board of Directors (the "Board").  Ehrlich  Associates,  L.L.C.,  a limited liability  company formed under the laws of the State of Delaware (the  "Managing  Member"),  serves as the managing  member of the
Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission  ("CFTC") and is
a member of the National Futures Association ("NFA").

CMRCC,  Inc., a  corporation  formed under the laws of the State of New York and an affiliate  of the  Investment  Manager,  is the special member of the Fund (the "Special Member"). The Special Member is entitled to all incentive-based  performance  allocations, if any, from Members' accounts.

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("GAAP")  requires the  Investment  Manager to make  estimates and  assumptions  that affect the amounts  reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment  Manager as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's  investments in the Investment Funds are considered to be illiquid and can only be redeemed  periodically.
The Board has  approved  procedures  pursuant to which the Fund  values its  investments  in  Investment  Funds at fair  value.  In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each  Investment  Fund in  accordance  with the  Investment  Fund's  valuation  policies and reported at the time of the Fund's valuation.


                                                                                                                                 10

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund as determined by the Investment Manager represents the amount that the Fund could  reasonably  expect to receive from an Investment  Fund if the Fund's  interest were redeemed at the time of the valuation,  based on information reasonably available at the time the valuation is made and that the Investment Manager believes to be reliable.  In the unlikely event that an Investment  Fund does not report a month-end  value to the Fund on a timely basis, the Investment Manager would determine the fair value of such Investment Fund based on the most recent value reported by the
Investment  Fund,  as well any other  relevant  information  available  at the time the  Investment  Manager Fund values the Fund's portfolio.  The values assigned to these  investments are based on available  information and do not necessarily  represent amounts that might ultimately be realized,  as such amounts depend on future  circumstances  and cannot  reasonably be determined until the individual investments are actually liquidated.  However, because of the inherent uncertainty of valuation,  those estimated values may differ  significantly  from the  values  that would have been used had a ready  market  for the  investments  existed,  and the differences could be significant.

Some of the  Investment  Funds may invest all or a portion of their  assets in  investments  which may be  illiquid.  Some of these investments  are held in "side  pockets",  sub funds within the  Investment  Funds,  which provide for their  separate  liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate  its  investment  in an  Investment  Fund  which  maintains  investments  in a side  pocket  arrangement  or which  holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be  considerable.  In such cases,  during the period until the Fund is permitted to fully liquidate its interest in the
Investment Funds, the value of its investment could fluctuate.

In accordance with the  authoritative  guidance on fair value  measurements and disclosures  under the GAAP, the Fund discloses the fair value of its investments in a hierarchy that  prioritizes  the inputs to valuation  techniques used to measure the fair value.
Fair value is defined as the price that the Fund would  receive to sell an  investment or pay to transfer a liability in an orderly transaction with an independent  buyer in the principal  market,  or in the absence of a principal  market,  the most  advantageous market for the investment or liability.  The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable  inputs) and inputs that reflect the reporting  entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances  (unobservable  inputs) and to establish  classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the fair value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                                                                                                                                 11

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.  The guidance  requires that the Fund must determine whether there has been a significant  decrease in the volume and level of activity for an asset or liability  when compared with normal market  activity for such asset or liability (or similar assets or liabilities).  The Fund must also provide guidance on identifying  circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each major category of securities  with "major  category" being defined as major security type. The Fund has reviewed this activity and has  determined  it did not have a  material  impact on the Fund's  March 31,  2010  Schedule  of  Investments.  For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities,  as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

-----------------------------------------------------------------------------------------------------------------
                                                        Total Fair
                                                         Value at
Investments in Investment Funds                         03/31/2010      Level 1        Level 2         Level 3
-----------------------------------------------------------------------------------------------------------------
Credit                                                $  33,688,559   $        --   $  2,552,190   $  31,136,369
Long/Short Equities                                      41,438,787            --     30,535,263      10,903,525
Merger Arbitrage/Event Driven                            19,139,291            --     17,726,184       1,413,107
Opportunistic/Macro                                      18,794,994            --     12,319,870       6,475,124
Relative Value                                           54,187,635            --     19,759,136      34,428,498
Short Selling                                             3,141,409            --      3,027,360         114,049
-----------------------------------------------------------------------------------------------------------------
Total Investments                                     $ 170,390,675   $        --   $ 85,920,003   $  84,470,672
-----------------------------------------------------------------------------------------------------------------


                                                                                                                                 12

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

GAAP also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                      CHANGE IN
                                       REALIZED      UNREALIZED                    TRANSFERS IN
                      BALANCE AS OF     GAIN /     APPRECIATION /  NET PURCHASES  AND/OR OUT OF                       BALANCE AS OF
INVESTMENT STRATEGY  MARCH 31, 2009     (LOSS)     (DEPRECIATION)    / (SALES)       LEVEL 3     RECLASSIFICATIONS*  MARCH 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Credit                $ 21,217,952   $(1,048,077)  $ 3,094,694     $  7,871,800    $          -     $          -       $31,136,369
Long/Short Equities     26,437,851      (354,304)    3,302,611       (1,095,052)              -      (17,387,581)       10,903,525
Merger
 Arbitrage/Event        10,100,781    (1,081,128)    2,765,429       (6,768,184)              -       (3,603,791)        1,413,107
Opportunistic/Macro     11,380,243     1,907,439    (1,293,610)      (3,700,000)              -       (1,818,948)        6,475,124
Relative Value          70,793,248    (1,905,735)    4,476,170      (16,648,331)              -      (22,286,854)       34,428,498
Short Selling            5,866,199    (1,319,244)    1,289,193         (692,400)              -       (5,029,699)          114,049
-----------------------------------------------------------------------------------------------------------------------------------
Total                 $145,796,274   $(3,801,049)  $13,634,487     $(21,032,167)   $          -     $(50,126,873)      $84,470,672
-----------------------------------------------------------------------------------------------------------------------------------

*Reclassifications represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2009. In accordance with recently issued Authoritative guidance, these investments are being reclassified as Level
 2 investments for the year ended March 31, 2010.

Net change in unrealized appreciation/ (depreciation) on Level 3 assets and liabilities still held as of March 31, 2010 is as follows:

                                                                                       Net change in
                                                                                         unrealized
                                                            Investments in             appreciation/
                                                           Investment Funds            (depreciation)
                                                   -------------------------------------------------
                                                   Credit                             $    2,670,213
                                                   Long / Short Equities                   2,563,432
                                                   Merger Arbitrage / Event Driven           273,838
                                                   Opportunistic / Macro                 (1,046,447)
                                                   Relative Value                          3,871,862
                                                   Short Selling                           1,289,193
                                                   -------------------------------------------------
                                                   Total                              $    9,622,091
                                                   =================================================

CREDIT

Portfolio  Managers  utilizing  this  strategy  invest  in debt  and  equity  securities  of  companies  in  financial  difficulty, reorganization  or  bankruptcy,  nonperforming  and  subperforming  bank loans,  and emerging  market debt.  Portfolios are usually concentrated in debt instruments.  The Portfolio Managers differ in their preference for actively  participating in the workout and restructuring process and the extent to which they use leverage.  Investment Funds within this strategy are generally subject to 30
- 180 day redemption notice periods.


                                                                                                                                 13

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

Investment Funds representing approximately 28 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining  approximately 72 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

LONG/SHORT EQUITIES

Portfolio  Managers  utilizing this strategy make long and short  investments in equity securities that are deemed by the Portfolio
Managers to be under or  overvalued.  The Portfolio  Managers  typically do not attempt to neutralize  the amount of long and short positions  (i.e.,  they will be net long or net short).  The  Portfolio  Managers may  specialize  in a particular  industry or may allocate holdings across industries.  Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio
Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods.  Investment Funds representing approximately 5 percent  of the  fair  value of the  investments  in this  strategy  are in side  pockets  or  liquidating  trusts.  The  remaining approximately  95 percent of the Investment  Funds have either  initial  redemption  dates  commencing in the future or they can be redeemed with no restrictions as of the measurement date.

MERGER ARBITRAGE/EVENT DRIVEN

Portfolio  Managers utilizing this strategy invest in securities of companies  involved in mergers,  acquisitions,  restructurings, liquidations,  spin-offs,  or other special  situations  that alter a company's  financial  structure or operating  strategy.  Risk management and hedging techniques are typically employed by the Portfolio Managers to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return.
The use of leverage varies.  Investment Funds within this strategy are generally  subject to 60 - 90 day redemption notice periods.
Investment Funds representing  approximately 8 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining  approximately 92 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

OPPORTUNISTIC/MACRO

Portfolio  Managers  utilizing  this strategy  invest in a wide variety of  instruments  using a broad range of  strategies,  often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial  instruments.  Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably.  Investment Funds within this strategy are generally subject to 45 - 90 day redemption  notice  periods.  All of the  Investment  Funds in this strategy have either  initial  redemption  dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.


                                                                                                                                 14

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

RELATIVE VALUE

Portfolio  Managers  utilizing  this  strategy make  simultaneous  purchases  and sales of similar  securities  to exploit  pricing differentials.  The Portfolio  Managers  attempt to neutralize  long and short  positions to minimize the impact of general  market movements.  Different relative value strategies include convertible bond arbitrage,  statistical  arbitrage,  pairs trading,  yield curve arbitrage and basis trading. The types of instruments traded vary considerably  depending on the Portfolio Manager's relative value strategy.  Because the strategy attempts to capture relatively small mispricings between two related securities,  moderate to substantial  leverage is often employed to produce attractive rates of return.  Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods.  Investment Funds representing  approximately 16 percent of the fair value of the investments in this strategy are in side pockets or liquidating  trusts.  The remaining  approximately 84 percent of the Investment
Funds have either  initial  redemption  dates  commencing  in the future or they can be  redeemed  with no  restrictions  as of the measurement date.

SHORT SELLING

Portfolio  Managers  utilizing this strategy invest in short positions in companies with  unfavorable  prospects in order to profit from declining security prices. Short sellers perform best in declining markets and therefore can be useful in a multi-manager fund to help reduce the fund's total exposure to general stock market movements.  The Portfolio  Managers use a range of fundamental and technical investment  methodologies to identify short candidates,  may or may not remain fully invested, and use varying degrees of leverage.  Some Portfolio Managers utilizing this strategy assume long positions while remaining net short. Investment Funds within this strategy are generally subject to 45 day redemption notice periods.  Investment Funds representing  approximately 4 percent of the fair value of the  investments  in this strategy are in side pockets or  liquidating  trusts.  The remaining  approximately  96 percent of the  Investment  Funds have either  initial  redemption  dates  commencing in the future or they can be redeemed with no restrictions as of the measurement date.

The redemption  restriction for side pockets and liquidating trusts has been in place for at least six months and the time at which the redemption restriction might lapse cannot be estimated.

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions  received,  whether in the form of cash or  securities,  are applied as a  reduction  of the  investment's  cost when identified by the Investment Fund as a return of capital.  Once the investment's  cost is received,  any further  distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis.  Dividend income is recorded on the  ex-dividend  date.  Realized gains and losses from Investment Fund  transactions  are calculated on the identified cost basis.  Investments are recorded on the effective date of the subscription in the Investment  Fund. All changes in the value of the Investment Funds are included as unrealized  appreciation or depreciation in the Statement of Operations.


                                                                                                                                 15

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include,  but are not limited to, the following:  all costs and expenses  related to investment  transactions and positions for the
Fund's account;  legal fees;  accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance;  registration  expenses;  expenses of meetings of the Board and  Members;  all costs with respect to  communications  to
Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund  intends to operate and has  elected to be treated as a  partnership  for federal  income tax  purposes.  Accordingly,  no provision for the payment of federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

The  Investment  Manager  evaluates  tax positions  taken or expected to be taken in the course of preparing  the Fund's  financial statements to determine  whether the tax positions are  "more-likely-than-not"  of being sustained by the applicable tax authority.
Tax positions with respect to tax at the Fund level not deemed to meet the "more-likely-than-not"  threshold would be recorded as a tax benefit or expense in the current year. The Investment Manager's  conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including,  but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

The Investment  Manager has determined that the adoption of Accounting for Uncertainty in Income Taxes,  which sets forth a minimum threshold for financial statement  recognition of the benefit of a tax position taken or expected to be taken in a tax return, will not have a material impact to the Fund's financial  statements.  However, the Investment Manager's conclusions regarding Accounting for  Uncertainty  in Income Taxes may be subject to review and  adjustment at a later date based on on-going  analyses of tax laws, regulations and interpretations  thereof and other factors. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. CASH AND CASH EQUIVALENTS

Cash represents cash and cash equivalents held at PFPC Trust Company ("PFPC Trust"), the Fund's custodian.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment  Manager provides  advisory and other services.  In consideration  for such management  services,  the Fund pays the
Investment  Manager a monthly  management  fee equal to 0.1042%  (approximately  1.25% on an  annualized  basis) and an  additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.


                                                                                                                                 16

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Fund and the Investment  Manager have entered into an Expense Limitation and Reimbursement  Agreement (the "Expense  Limitation
Agreement"),  dated May 26, 2004,  under which the  Investment  Manager will agree to waive its fees and, if  necessary,  reimburse expenses in respect of the Fund for each fiscal year that the  Agreement  is in place so that the total  operating  expenses of the
Fund (excluding interest,  brokerage commissions,  other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive  Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month.
Under the Expense Limitation  Agreement,  any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made,  provided that repayment does not result in the Fund's aggregate  operating expenses exceeding the foregoing expense  limitations.  For the year ended March
31, 2010, the Funds' operating expenses did not exceed the expense  limitation.  The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration  agreement with PNC Global  Investment  Servicing  (U.S.),  Inc.  ("PNC"),  whereby PNC provides fund  accounting,  investor  services and transfer agency  functions for the Fund. As compensation  for services set forth herein that are rendered by PNC during the term of this Agreement, the Fund pays PNC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets,  with a minimum monthly fee of $6,250 for administration and accounting,  an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory  administration  services, and an annual fee for
Member services of $150 per Member,  with a minimum monthly fee of $1,000. For the year ended March 31, 2010,  administration  fees totaled $361,893, of which none were waived.

PFPC Trust serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services,  the
Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable  out-of-pocket  expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

4. LINE OF CREDIT

From time to time,  the Fund may borrow  cash from a major  institution  under a credit  agreement  up to a maximum of $8  million.
Interest is payable on any  outstanding  balance at PRIME plus Margin (0.00%) or LIBOR plus Margin  (1.85%).  During the year ended
March 31, 2010, the Fund had average borrowings outstanding of approximately $2,200,000 at an average interest rate of 2.08%. There was a loan payable  outstanding  on March 31, 2010 in the amount of  $1,850,000.  Credit  facility fees incurred for the year ended
March 31, 2010 amounted to $47,348, which is included in other expenses in the Statement of Operations.

5. SECURITY TRANSACTIONS

Aggregate  purchases  and sales of  Investment  Funds for the year ended March 31, 2010 amounted to  $81,682,156  and  $77,263,707, respectively.


                                                                                                                                 17

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


5. SECURITY TRANSACTIONS (CONTINUED)

At March 31, 2010,  the estimated cost of investments  for Federal income tax purposes was  substantially  the same as the cost for financial  reporting  purposes.  Accordingly,  gross  unrealized  appreciation on investments was $21,794,960 and gross  unrealized depreciation was $7,182,461, resulting in net unrealized appreciation of $14,612,499.

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION

Generally,  initial and additional  subscription for interests by eligible  investors may be accepted at such times as the Fund may determine.  The Fund  reserves  the right to reject any  subscriptions  for  interests  in the Fund.  The  initial  acceptance  for subscriptions  for Interests was August 1, 2004 (the "Initial  Closing  Date").  After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times,  and in such amounts,  and on such terms as may be determined by the Board, in its sole  discretion.  The Investment
Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets  quarterly,  effective as of the last day of March,  June,  September,  and December.  A 1.5%
repurchase fee payable to the Fund will be charged for  repurchases of Members'  Interests at any time prior to the day immediately preceding the one-year  anniversary of a Member's  purchase of its  Interests.  For the year ended March 31, 2010, the fund charged repurchase fees totaling $31,388 to Members.

At the end of each  Allocation  Period of the Fund,  any net capital  appreciation  or net capital  depreciation  of the Fund (both realized and  unrealized),  as the case may be, is allocated to the capital  accounts of all of the Members  (including the Special
Member and the Managing Member) in proportion to their respective  opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent  Allocation Period beginning  immediately after the close of the  preceding  Allocation  Period.  Each  Allocation  Period closes on the first to occur of (1) the last day of each month, (2) the date  immediately  prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar  year,  each Member's  return on investment for the year is determined and a portion of the net capital appreciation  allocated to each  Member's  capital  account  during the year (the  "Performance  Allocation"),  net of the Member's allocable share of the Management Fee and the Manager Administrative  Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member.
The  "Preferred  Return" is equal to the 3-month  U.S.  Treasury  Bill yield (as defined  below) for each month during the relevant calendar year (or any shorter period of calculation).  The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities",  or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.


                                                                                                                                 18

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

Prior to April 1, 2005 the performance  allocation was calculated in the following manner: (1) net capital  appreciation up to a 6%
return remains allocated to each Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining
5% of such net capital appreciation is reallocated to the Special Member.

No  Performance  Allocation  is made,  however,  with  respect to a Member's  capital  account  until any  cumulative  net  capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees
charged to such  capital  account (the "Loss  Carryforward")  have been  recovered.  Any Loss  Carryforward  of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance  Allocation will be determined and allocated to the Special Member, and in the case of any  repurchase  of a partial  Interest,  on a "first in - first out" basis (i.e.,  the portion of the  Interest  being repurchased and the amount with respect to which the Performance  Allocation is calculated)  will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation,
Management Fees,  Manager  Administrative  Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero.

As of December 31, 2009,  $117,764 was reallocated to the capital account of the Special Member. An additional $620 was reallocated to the capital account of the Special Member on March 31, 2010 resulting from Members tendering interests for repurchase as of such date.  Based upon profits for the period  January 1, 2010 to March 31, 2010, the additional  Performance  Allocation  that would be reallocated to the Special Member is $40,191. This amount is subject to change as Performance  Allocations occur at the end of each calendar year.

7. RISK EXPOSURE

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts,  contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of the investments in the Funds.

In pursuing its  investment  objectives,  the Fund invests in Investment  Funds that are not  registered  under the 1940 Act. These
Investment Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices.
The Investment  Funds selected by the Fund will invest in and actively trade  securities and other  financial  instruments  using a variety of strategies and investment  techniques that may involve  significant  risks.  Such risks arise from the volatility of the equity,  fixed income,  commodity and currency  markets,  leverage both on and off balance sheet associated with borrowings,  short sales  and  derivative  instruments,  the  potential  illiquidity  of  certain  instruments  including  emerging  markets,  private transactions,  derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Fund, including risks


                                                                                                                                 19

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


7. RISK EXPOSURE (CONTINUED)

relating to the  multi-manager  structure of the Fund,  risks relating to  compensation  arrangements  and risks related to limited liquidity of the units. The Investment Funds provide for periodic redemptions ranging from monthly to annually,  and may be subject to various lock-up provisions and early withdrawal fees.

The  investments  of the  Investment  Funds are subject to normal  market  fluctuations  and other risks  inherent in  investing in securities and there can be no assurance that any  appreciation  in value will occur.  The value of investments can fall as well as rise and investors may not realize the amount that they invest.

Although the  Investment  Manager will seek to select  Investment  Funds that offer the  opportunity  to have their shares or units redeemed within a reasonable  timeframe,  there can be no assurance that the liquidity of the investments of such Investment  Funds will always be sufficient to meet redemption requests as, and when, made.

The  Investment  Manager may invest the Fund's  assets in  Investment  Funds that invest in illiquid  securities  and do not permit frequent withdrawals. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment  performance  deteriorates,  or may be able to dispose of the illiquid  securities only at a greatly reduced price.  Similarly,  the illiquidity of the Investment Funds may cause Members to incur  losses  because of an  inability  to  withdraw  their  investments  from the Fund  during or  following  periods of negative performance.

The Investment Funds may invest in the securities of foreign companies that involve special risks and  considerations not typically associated  with  investing in U.S.  companies.  These risks include  devaluation of currencies,  less reliable  information  about issuers,  different  securities  transaction  clearance  and  settlement  practices,  and future  adverse  political  and  economic developments.  Moreover,  securities of many foreign  companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

The Investment Funds may also invest in derivatives which represent agreements between the Investment Fund and a counterparty. Such agreements,  which include forward  contracts,  non-exchange-traded  options and swaps,  usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value  ("Reference  Rates") upon the termination of an agreement.  Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

8. INDEMNIFICATIONS

In the normal course of business,  the Fund enters into contracts that contain a variety of  representations  that provide  general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.


                                                                                                                                 20

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2010 (continued)
-----------------------------------------------------------------------------------------------------------------------------------


9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial  statements were issued and determined that there were no additional events that would impact these financial statements.


                                                                                                                                 21

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


The business of the Fund is managed  under the  direction of the Board of  Directors.  Subject to the  provisions  of the Operating
Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility.  The Directors and officers of the Fund, their addresses,  their ages and descriptions of their principal  occupations  during the past five years are listed below.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                         PRINCIPAL            COMPLEX
                                POSITION(S)  TERM OF OFFICE(i)         OCCUPATION(S)         OVERSEEN
                                 HELD WITH     AND LENGTH OF          DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE             FUND         TIME SERVED               5 YEARS            DIRECTOR             DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                   Director      May 26, 2004    Senior Vice President and      None.    Board Member, Children's
Stone Energy Corporation                         to present     Chief Financial Officer of              Hospital of New Orleans;
625 East Kaliste Saloom Road                                    Stone Energy Corporation                Board Member, International
Lafayette, LA 70508                                             (oil and gas company);                  Shipholding Corporation;
DOB: 6-29-1957                                                  prior thereto, Partner,                 Board Member, J.P. Morgan
                                                                Director of Research and                Corporate Finance
                                                                Senior Energy Analyst of                Investors; Board Member,
                                                                Johnson Rice & Co.                      J.P. Morgan U.S. Corporate
                                                                L.L.C. (investment                      Finance Investors II; Board
                                                                banking firm).                          Member, J.P. Morgan U.S.
                                                                                                        Corporate Finance Investors
                                                                                                        III; Board Member, J.P.
                                                                                                        Morgan U.S. Corporate
                                                                                                        Finance Investors IV; Board
                                                                                                        Member, J.P. Morgan Europe
                                                                                                        Corporate Finance Investors
                                                                                                        II; Board Member, J.P.
                                                                                                        Morgan Europe Corporate
                                                                                                        Finance Investors III;
                                                                                                        Board Member, J.P. Morgan
                                                                                                        Europe Corporate Finance
                                                                                                        Investors IV; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors II; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors III; Board
                                                                                                        Member, J.P. Morgan Venture
                                                                                                        Capital Investors IV.

(i)  EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.


                                                                                                                                 22

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                         PRINCIPAL            COMPLEX
                                POSITION(S)  TERM OF OFFICE(i)         OCCUPATION(S)         OVERSEEN
                                 HELD WITH     AND LENGTH OF          DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE             FUND         TIME SERVED               5 YEARS            DIRECTOR             DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
S. Lawrence Prendergast           Director      May 26, 2004    Executive Vice President       None.    Board Member, Batterymarch
Prendergast Capital                              to present     of Finance of LaBranche                 Global Emerging Markets
Management                                                      & Co. (specialist firm on               Fund; Board Member,
200 Centennial Ave. -Suite 200                                  the NYSE); prior thereto                Cincinnati Incorporated;
Piscataway, NJ 08854                                            Chairman and CEO of                     Board Member, Aftermarket
DOB: 4-20-1941                                                  AT&T Investment                         Technology Corp.; Private
                                                                Management Corp.                        Equity Fund Advisory Board
                                                                (money management                       Member, E.M. Warburg,
                                                                company).                               Pincus & Co.; Private
                                                                                                        Equity Fund Advisory Board
                                                                                                        Member, Lehman Brothers;
                                                                                                        Board Member, Turrell Fund;
                                                                                                        Board Member, J.P. Morgan
                                                                                                        Corporate Finance
                                                                                                        Investors; Board Member,
                                                                                                        J.P. Morgan U.S. Corporate
                                                                                                        Finance Investors II; Board
                                                                                                        Member, J.P. Morgan U.S.
                                                                                                        Corporate Finance Investors
                                                                                                        III; Board Member, J.P.
                                                                                                        Morgan U.S. Corporate
                                                                                                        Finance Investors IV; Board
                                                                                                        Member, J.P. Morgan Europe
                                                                                                        Corporate Finance Investors
                                                                                                        II; Board Member, J.P.
                                                                                                        Morgan Europe Corporate
                                                                                                        Finance Investors III;
                                                                                                        Board Member, J.P. Morgan
                                                                                                        Europe Corporate Finance
                                                                                                        Investors IV; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors II; Board Member,
                                                                                                        J.P. Morgan Venture Capital
                                                                                                        Investors III; Board
                                                                                                        Member, J.P. Morgan Venture
                                                                                                        Capital Investors IV.

(i)  EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.


                                                                                                                                 23

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                         PRINCIPAL            COMPLEX
                                POSITION(S)  TERM OF OFFICE(i)         OCCUPATION(S)         OVERSEEN
                                 HELD WITH     AND LENGTH OF          DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE             FUND         TIME SERVED               5 YEARS            DIRECTOR             DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Anthony G. Van Schaick            Director    October 5, 2007   Retired as of March 2006;      None.    Board Member, Evercore
c/o J.P. Morgan Alternative                      to present     prior thereto Vice                      Trust Company, NA ; Board
Asset Management, Inc.                                          President and Treasurer                 Member, Lockheed Federal
270 Park Avenue, Floor 25                                       of Lockheed Martin                      Credit Union; Board Member,
New York, NY 10017                                              Corp. from October 2002;                Mission Aviation
DOB: 10-11-1945                                                 prior thereto President                 Fellowship;
                                                                and CEO of Lockheed
                                                                Martin Investment
                                                                Management Co.

(i)  EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.


                                                                                                                                 24

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                         PRINCIPAL            COMPLEX
                                POSITION(S)  TERM OF OFFICE(i)         OCCUPATION(S)         OVERSEEN
                                 HELD WITH     AND LENGTH OF          DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE             FUND         TIME SERVED               5 YEARS            DIRECTOR             DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein                Director      May 26, 2005    Managing Director,             None.    Board Member, National
JPMorgan Investment                              to present     JPMorgan Investment                     Surgical Hospitals, Inc.;
Management, Inc.                                                Management, Inc.                        Board Member, Highbridge
270 Park Avenue, Floor 25                                                                               Capital Corporation; and
New York, NY 10017                                                                                      Board Member, Response
DOB: 2-2-1956                                                                                           Insurance; Advisory Board
                                                                                                        Member, Accel Partners;
                                                                                                        Advisory Board Member,
                                                                                                        Accel- IDG; Advisory Board
                                                                                                        Member, Accel London;
                                                                                                        Advisory Board Member, Apax
                                                                                                        US, Cinven; Advisory Board
                                                                                                        Member, Clayton, Dubilier &
                                                                                                        Rice; Advisory Board
                                                                                                        Member, Fenway Partners;
                                                                                                        Advisory Board Member,
                                                                                                        Great Hill Equity Partners;
                                                                                                        Advisory Board Member,
                                                                                                        MeriTech Capital Partners;
                                                                                                        Advisory Board Member, New
                                                                                                        Enterprise Associates;
                                                                                                        Advisory Board Member,
                                                                                                        North Bridge Growth Equity;
                                                                                                        Advisory Board Member,
                                                                                                        North Bridge Venture
                                                                                                        Partners; Advisory Board
                                                                                                        Member, Redpoint Omega;
                                                                                                        Advisory Board Member,
                                                                                                        Redpoint Venture Partners;
                                                                                                        Advisory Board Member, TA
                                                                                                        Associates; Advisory Board
                                                                                                        Member, Valhalla Partners;
                                                                                                        and Advisory Board Member,
                                                                                                        Wharton Private Partners;
                                                                                                        Board Observer, Homesite
                                                                                                        Insurance; and Board
                                                                                                        Observer, 1-800-Contacts;
                                                                                                        Director of the Plattsburgh
                                                                                                        College Foundation.

(i)  EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.


                                                                                                                                 25

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------------------------


                                                              TERM OF OFFICE
                                   POSITION(S) HELD WITH       AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS, AND AGE                      FUND                TIME SERVED                      5 YEARS
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein                Chief Executive Officer      May 26, 2005      Managing Director, JPMorgan Investment
JPMorgan Investment                                             to present       Management, Inc.
Management, Inc.
270 Park Avenue, Floor 25
New York, NY 10017
DOB: 2-2-1956

Thomas J. DiVuolo                 Chief Financial Officer      May 26, 2005      Vice President and Chief Financial
J.P. Morgan Alternative Asset                                   to present       Officer, J.P. Morgan Alternative Asset
Management, Inc.                                                                 Management, Inc.
270 Park Avenue, Floor 24
New York, NY 10017
DOB: 7-27-1960




















The Fund's  Forms N-Q are  available  on the  Commission's  web site at  http://www.sec.gov,  and may be reviewed and copied at the
Commission's Public Reference Room in Washington,  DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio  securities, as well as information  relating to how the Fund voted proxies  relating to portfolio  securities  during the most recent  12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at
http://www.sec.gov.


                                                                                                                                 26

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Supplemental Disclosure (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


BOARD APPROVAL OF CONTINUANCE OF INVESTMENT MANAGEMENT AGREEMENT

The Board met in person on November 12, 2009 for the purpose of, among other  things,  considering  whether it would be in the best interests of the Fund and the Members to approve the continuance of the investment  management  agreement  between the Fund and the
Investment  Manager (the "Investment  Management  Agreement") for a one year period from December 1, 2009. At the November 12, 2009
Board meeting, and for the reasons described below, the Board, including all of the Independent Directors, unanimously approved the continuance of the Investment Management Agreement for a one year period from December 1, 2009.

In determining  whether to approve the  continuance of the  Investment  Management  Agreement,  the Board  considered,  among other factors,  the nature,  extent and quality of the services  provided by the  Investment  Manager,  the  performance of the Fund, the profitability of the Fund to the Investment  Manager and information  about economies of scale. In considering  these factors,  the
Board requested and reviewed a variety of information.

In considering the nature,  extent and quality of the services to be provided by the Investment Manager, the Directors reviewed the services that the  Investment  Manager  provides to the Fund.  The  Directors  acknowledged  that the Fund is registered  under the
Investment  Company Act of 1940 and allocates its assets primarily among Investment Funds that are managed by third party Portfolio
Managers who employ a range of investment  techniques and strategies.  The Investment  Manager's services to the Fund have included investment  management  services,  including  the selection and  monitoring of Investment  Funds and Portfolio  Managers and direct investments in certain other instruments;  maintaining  appropriate  accounts for the Fund's assets; and instructing certain of the
Fund's  service  providers in  connection  with the Fund's  investments.  The  Investment  Manager's  services  also have  included administrative services,  including providing office space and other support services;  maintaining and preserving certain records;
preparing and filing various materials relating to the Investment Manager with state and U.S. federal regulators; and reviewing and arranging for payment of the Fund's expenses.  The Directors  considered,  among other things, the Investment Manager's management, personnel,  resources,  and capabilities  and experience in investing  through third party Portfolio  Managers.  The Directors also considered the Investment Manager's supervision of the Fund's service providers and its attention to the compliance programs of the
Fund, the Investment Manager and certain other service providers.

The  Directors  reviewed the  investment  performance  of the Fund since  inception  and compared  that  performance  to the Fund's investment objective, the performance of certain indices and the Investment Manager's performance expectations.

The Directors  considered the cost to the Investment  Manager of the Investment  Management  Agreement and the profitability to the
Investment Manager and its affiliates of the relationship with the Fund over various time periods.  The information provided to the
Directors  indicated that the  profitability to the Investment  Manager and its affiliates  arising from the Investment  Management
Agreement has not been excessive.  The Directors acknowledged certain benefits to the reputations of the Investment Manager and the
Fund from their association with each other.


                                                                                                                                 27

                                              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Supplemental Disclosure (unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------------------------


The Directors considered services provided by other advisers to funds having investment objectives and policies similar to those of the Fund. The Board received,  among other things,  comparative data with respect to various types of fund expenses.  The Directors received  information  regarding  the fees paid by other funds managed by the  Investment  Manager that had  investment  objectives similar to that of the Fund.  The Directors took into account  information  provided by the  Investment  Manager about  differences between the Fund and those accounts,  including with respect to incentive or performance  fees or  allocations.  In considering the extent of the fees received by the Investment Manager for providing  services to the Fund, the Directors  evaluated factors such as the fees and expenses borne by other registered funds in the market pursuing strategies  generally similar to those followed by the
Fund. The Directors considered the Fund's historical management fees, its anticipated expense ratio, and various components of that expense ratio, along with its historical performance allocations.

The Directors,  in considering economies of scale, reviewed information showing that the Fund had increased in size since inception but had not yet reached the asset level set out in the Investment Manager's original long-term projections.

The materials and other  information  described  above were  considered by the Board,  and also were  considered  separately by the
Independent Directors. The Directors did not identify any particular information or any single factor that was controlling,  or the particular weight any Director placed on any one factor for purposes of determining  whether to vote in approval of the continuance of the Investment Management Agreement.  The summary set out above describes the most important factors, but not all of the matters considered by the Directors in coming to their decision regarding the Investment Management Agreement.


                                                                                                                                 28

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that S. Lawrence Prendergast is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,423 for 2009 and $45,423 for 2010.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $187,000 for 2009 and $215,400 for 2010.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act and the Sarbanes-Oxley Act of 2002.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2010.

     (h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                 J.P. MORGAN ALTERNATIVE ASSET MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

Objective

J.P. Morgan Alternative Asset Management, Inc. ("JPMAAM"), an investment adviser registered with the U.S. Securities and Exchange Commission and an affiliate of JPMorgan Chase & Co. ("JPMC"), is responsible for the allocation of assets on behalf of its clients to various private investment funds, including hedge funds and other alternative investment pools that are structured as private limited partnerships, limited liability companies or offshore corporations (collectively, "Alternative Investments"). The voting rights of Alternative Investments generally are contract rights set forth in the organizational documents (e.g., the limited partnership agreement, Limited Liability Company agreement or memorandum and articles of association). As privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, Alternative Investments do not issue proxies. Instead, they often solicit consents from their limited partners, members or shareholders.

As an investment manager, JPMAAM, in the normal course of business, is typically granted by its clients the authority to vote the proxies or consents of Alternative Investments (and very rarely, proxies for securities that are received as a result of in-kind redemptions from Alternative Investments). In accordance with the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable fiduciary and regulatory standards, JPMAAM's objective is to vote the solicitations, consents and proxies (hereinafter referred to as "proxies") in the best interests of its clients. To further that objective, JPMAAM has adopted these Proxy Voting Policies and Procedures.

The Proxy Voting Process

1. VOTING IN GENERAL. JPMAAM's Portfolio Management Group ("PMG") as part of its ongoing analysis of client holdings monitors significant developments relating to the portfolio of Alternative Investments. Situations may arise in which more than one client invests in the same Alternative Investment or securities. BECAUSE IN THE CONTEXT OF ALTERNATIVE INVESTMENTS EACH SOLICITED VOTE RAISES UNIQUE QUESTIONS AND IS AN INTEGRAL PART OF JPMAAM'S INVESTMENT PROCESS, EACH PROXY OR OTHER SOLICITATION WITH RESPECT TO ALTERNATIVE INVESTMENTS WILL BE ANALYZED BY A MEMBER OR MEMBERS OF PMG ON A CASE-BY-CASE BASIS.

     As a result, JPMAAM may cast different votes on behalf of different clients.

2. RESPONSIBILITY FOR VOTE FOR ALTERNATIVE INVESTMENTS - PRIMARY CONTACT FOR THE MANAGER OF THE UNDERLYING HEDGE FUND OR OTHER PERSON IDENTIFIED. Where the proxy being voted is with respect to interests in an underlying hedge fund ("UHF") owned by a JPMAAM client over which JPMAAM has discretionary investment authority, it shall be the responsibility of the Primary portfolio manager ("Primary") in PMG responsible for that UHF to vote the proxy in a timely manner and otherwise in accordance with these procedures. In the absence of the Primary, the Chief Investment Officer shall assign such responsibility to another person in PMG in accordance with the procedures set forth below in this section.

3. PROCEDURES FOR VOTING PROXIES. JPMAAM has adopted the following procedures in order to ensure that all proxy materials are processed in a timely fashion:

          o All proxies and related materials should be received by, or forwarded to, JPMAAM Operations ("Operations") and processed by the designated person or persons within Operations.
          o    Operations will:
               o    Forward the materials by e-mail to:
                    | | the Primary for that UHF/manager, as well as PMG as a whole; and
                    | |  the Chief Compliance Officer ("CCO").
               o    Include in the cover email the following information:
                    | |  name of UHF and manager;
                    | | name(s) of the JPMAAM client portfolio(s) holding interests in this UHF; and
                    | | the date and time by which JPMAAM must submit the proxy (the "Voting Deadline"). (This is to allow enough time for the completed proxy to be returned to the issuer prior to the Voting Deadline.)
          o The CCO will initially review the proxy material to determine if a material conflict of interest exists that would prevent PMG from voting. If there is no conflict of interest the CCO will inform PMG that it may vote the proxy as it determines. If there is a material conflict of interest, see Escalation of Conflicts of Interest, below.
          o The Primary, upon receiving approval from the CCO to vote the proxy, will analyze the proxy materials and make a decision on how to vote the proxy, conferring with other PMG personnel if appropriate. The Primary shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to Operations (by close of business on the day before the Voting Deadline, unless otherwise agreed with Operations), copying the CCO. Once instructions are received in a timely manner from the Primary, Operations shall have responsibility for completing, executing and submitting the proxy prior to the Voting Deadline.
          o In some cases, proxy materials may stipulate how a failure to vote the proxy will be interpreted (for example, proxy materials may stipulate that a "no" vote will be deemed to be a vote in favor of the proposal, or that there is no need to submit a proxy if there is an intention to vote in favor of a proposal). In such cases, the Primary must still determine how to vote the proxy, and convey this decision via email or other written communication to Operations, as described above. If the proxy materials dictate that an actual written proxy need not be submitted, Operations shall still email PMG's decision to the UHF and keep a copy of that email in its files.


MATERIAL CONFLICTS OF INTEREST

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interests that may arise between the investment adviser and its clients and/or investors. Material conflicts of interest may arise when management of a JPMAAM client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may affect JPMAAM's relationship with such company and materially impact JPMAAM's business; or when a personal relationship between a JPMAAM officer and management of a company or other proponents of proxy proposals could impact the voting decision. Given JPMAAM's position as a subsidiary of JPMC, material conflicts of interest can also arise between the interests of JPMC and JPMAAM's clients.

ESCALATION OF CONFLICTS OF INTEREST

The CCO is responsible for initially identifying potential material conflicts of interest. If a potential material conflict of interest is identified by the CCO, JPMAAM will forward the proxy material to internal and/or external counsel for review. Such counsel will provide their advice on proceeding with the vote. If a material conflict of interest is identified involving the interests of JPMAAM and its clients or investors, it is the responsibility of the CCO, in consultation with senior management and the Proxy Voting Committee (described below) to evaluate the matter and determine the final voting decision.

Depending upon the nature of the material conflict, JPMAAM may elect to take one or more of the following measures, or other appropriate action:

          | | removing certain JPMAAM personnel from the proxy voting process; | | "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
          | | deferring the vote to a proxy voting service and vote in accordance with their recommendation; or
          | |  abstaining from voting the proxy.

The resolution of all potential and actual material conflict issues presented to senior management will be thoroughly documented.

PROXY VOTING COMMITTEE

A Proxy Voting Committee composed of senior personnel from Legal, Compliance, Risk Management, PMG and Operations can be convened to provide oversight of the proxy voting process, when necessary. The purposes of such Committee would be to
(i) review general proxy voting matters, and (ii) discuss and arrive at conclusions on more controversial proxy voting issues.

RECORDKEEPING

JPMAAM is required to maintain in an easily accessible place for five (5) years all records relating to the proxy voting process (the first two years at the office of JPMAAM). Those records will be kept by Operations and will include the following:

          | | a copy of each proxy statement received on behalf of JPMAAM clients;
          | |  a record of each vote cast on behalf of JPMAAM client holdings;
          | | a copy of all documents created by JPMAAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and
          | | a copy of each written request by a JPMAAM investor for information on how JPMAAM voted proxies on behalf of a client, as well as a copy of any written response by JPMAAM to any request by an investor for information on how JPMAAM voted proxies on behalf of a client.

Adopted:  May 26, 2004
Revised:  February 1, 2007
Revised:  January 26, 2009


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Information regarding the individuals primarily involved in the management of the Fund's portfolio is set out below. This information is provided as of June 7, 2010.

     PAUL ZUMMO is Chief Investment Officer and a Managing Director of J.P. Morgan Alternative Asset Management, Inc. (the "Adviser"), the Fund's investment adviser. He has been with the Adviser since 1994 and is responsible for investment analysis, research, due diligence and portfolio management.

     COREY CASE is Chief Operating Officer and a Managing Director of the Adviser. He has been with the Adviser since January 2001, has an extensive background in risk management and is responsible for the functional oversight of the Risk Management & Quantitative Analysis, Client Solutions, Product Development, Geneva Advisory and Infrastructure groups within the Adviser.

     REMI BOUTEILLE is Deputy Chief Investment Officer and Director of Research and a Managing Director of the Adviser. He has been with the Adviser since 2000 and is responsible for investment analysis, research, due diligence and portfolio management.

     PIERRE CHABRAN is a Vice President of the Adviser. He has been with the Adviser since May 2001 and is responsible for investment analysis, research, due diligence and portfolio management with a focus in Relative Value and Opportunistic/Global Macro strategies.

     Pierre Chabran has been primarily responsible for the day to day management of the Fund's portfolio since early March 2007, including selecting the investment funds in which the Fund will invest and allocating the Fund's assets among those investment funds. Since September 2009, Paul Zummo has shared responsibility for the day to day management of the Fund's portfolio with Pierre Chabran. Paul Zummo, Corey Case and Remi Bouteille have final decision making authority regarding the investment funds in which the Fund (and the other pooled investment vehicles and accounts which are managed by the Adviser ("Other Adviser Accounts")) will be permitted to invest.

     The following table lists the number and types of other accounts advised by the persons named above and approximate assets under management in those accounts as of March 31, 2010. The Adviser does not manage any other registered investment companies.


                               Pooled Investment Vehicles                           Other Accounts
Name of Portfolio              --------------------------                           --------------
Manager                       # of Vehicles        Assets Managed           # of Accounts          Assets Managed
                              -------------        --------------           -------------          --------------
Paul Zummo                         27            $3.63 billion (1)                7                 $1.00 billion

Corey Case                         27            $3.63 billion (1)                7                 $1.00 billion

Remi Bouteille                     27            $3.63 billion (1)                7                 $1.00 billion

Pierre Chabran                     1             $65 million                      1                 $606 million

(1) Of these assets, $264 million across 18 vehicles are not subject to advisory fees based on performance.

     Potential conflicts of interest may arise regarding the allocation of limited investment opportunities to the Fund and Other Adviser Accounts. Some of the Other Adviser Accounts may have investment objectives, strategies and risks that differ from that of the Fund. Different investments may be purchased for the Fund and for Other Adviser Accounts and the performance of investments purchased by the Fund may differ from that of the investments purchased for Other Adviser Accounts. Transactions placed on behalf of Other Adviser Accounts that are directly or indirectly contrary to investment decisions made for the Fund may have the potential to adversely impact the Fund. The Adviser has adopted and implemented policies and procedures to address the potential conflicts of interest associated with managing multiple accounts on behalf of multiple clients. The Adviser monitors a variety of areas, including compliance with any stated investment guidelines and restrictions and the performance of the Fund and the Other Adviser Accounts, to ensure that each account is being managed appropriately and in accordance with the Adviser's fiduciary obligations to all its clients.

     As of March 31, 2010, the Adviser's portfolio managers receive a compensation package made up of a base salary and an annual discretionary bonus. Discretionary bonuses are closely tied to a variety of factors, including but not limited to, the investment performance of all accounts managed by the Adviser, the Adviser's overall business performance, as well as the individual portfolio manager's contribution to that performance and the Adviser's business generally including the education, training and support of the Adviser's other personnel. Discretionary bonuses are comprised of a combination of mandatory and voluntary bonus deferral programs and a cash component. Mandatory bonus deferral is generally in the form of JPMorgan Chase stock, subject to a vesting period. For certain senior portfolio managers, a part of the mandatory deferral amount may be allocated among different investment choices including one or more pooled investment vehicles managed by the Adviser, also subject to a vesting period. The voluntary bonus deferral program has various investment choices which in prior years included a pooled investment vehicle managed by the Adviser.

     As of March 31, 2010, none of the persons involved in the management of the Fund's portfolio beneficially owns any interest in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. Divuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.